Inventories	12 Months Ended
Dec. 31, 2023
Classes of current inventories [abstract]
Inventories

6.          Inventories

Inventories in the consolidated statement of financial position are analyzed as follows:

	December 31,
	2023	2022
Lubricants	533	1,062
Gas cylinders	59	133
Bunkers	664	1,833
Total	1,256	3,028